Financial income and expense (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of Financial income and expense [Abstract]
Interest income on bank deposits	₨ 25,168		₨ 26,463	₨ 28,015
Others	104,157		96,121	17,422
Finance income	129,325	$ 1,988	122,584	45,437
Interest expense on lease obligations	31,169		88,138	126,434
Bank charges (including letter of credit, bill discounting and buyer’s credit charges)	92,332		93,698	126,339
Interest expense on borrowings	373,279		255,273	312,939
Finance expense	(496,780)	(7,638)	(437,109)	(565,712)
Net finance income / (expense) recognized in profit or loss	₨ (367,455)	$ (5,650)	₨ (314,525)	₨ (520,275)